PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Total pension assets for U.S. and non-U.S. plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	$ 3,761	$ 4,056
U.S. Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	160	203
U.S. Pension Plans | Equity Securities, US based companies
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	469	457
U.S. Pension Plans | Equity Securities, International based companies
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	248	208
U.S. Pension Plans | Government bonds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	626	848
U.S. Pension Plans | Corporate bonds and debt securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	442	426
U.S. Pension Plans | Mutual, pooled and commingled funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	210	243
U.S. Pension Plans | Hedge funds/limited partnerships
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	1,004	1,038
U.S. Pension Plans | Real estate
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	341	367
U.S. Pension Plans | Derivative financial instruments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	0	0
U.S. Pension Plans | Other
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	261	266
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	2,674	3,204
Non-U.S. Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	419	172
Non-U.S. Pension Plans | Equity Securities, US based companies
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	582	721
Non-U.S. Pension Plans | Equity Securities, International based companies
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	455	713
Non-U.S. Pension Plans | Government bonds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	383	538
Non-U.S. Pension Plans | Corporate bonds and debt securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	104	153
Non-U.S. Pension Plans | Mutual, pooled and commingled funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	477	535
Non-U.S. Pension Plans | Hedge funds/limited partnerships
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	19	19
Non-U.S. Pension Plans | Real estate
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	0	9
Non-U.S. Pension Plans | Derivative financial instruments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	(63)	33
Non-U.S. Pension Plans | Other
Defined Benefit Plan Disclosure
Defined Benefit Plan, Plan Assets	$ 298	$ 311